Pacer Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St.
Milwaukee, WI 53202

April 20, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	Pacer Funds Trust (the “Trust”)
File Nos. 333-201530 and 811-23024
Pacer Benchmark Net Lease Real Estate SCTR ETF (S000061572) (the “Fund”)

Dear Sir or Madam:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, the Investment Company Act of 1940, and the regulations thereunder, transmitted herewith on behalf of the Trust is Post-Effective Amendment No. 60 and Amendment No. 62 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) with respect to the Fund, a series of the Trust. The primary purpose of the Amendment is to make material changes to the Fund’s disclosure, including changes to the Fund’s name, investment objective, principal investment strategies, and related risks.

If you have any questions or require further information, please contact me at alyssa.bernard@usbank.com.
Sincerely,

/s/ Alyssa M. Bernard
Alyssa M. Bernard
Assistant Vice President
U.S. Bank Global Fund Services
as Administrator for the Trust